Organization (Details) - ROTH CH V HOLDINGS, INC. $ in Millions	Sep. 11, 2024 shares	Jun. 05, 2024 USD ($)
Organization
Number of company merger shares (in shares)	9,000,000
Number of earnout shares excluded (in shares)	1,000,000
Increase in each company merger share for decrease in net debt variation	0.10
Decrease in each company merger share for increase in net debt variation	0.10
Net Debt Calculation agreement period from closing date (in days)	3 days
Dispute resolution period from closing date (in days)	15 days
NEH
Organization
Minimum amount to be raised in private placement | $		$ 45